Financial Instruments - Additional Information (Detail)	1 Months Ended		6 Months Ended
	May 31, 2026 USD ($)	Sep. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Restricted cash and cash equivalents			$ 126,000,000	$ 140,000,000
Derivative instrument liability, Long-term portion			23,000,000	16,000,000
Due from indemnification arrangement			277,000,000	288,000,000
Contingent receivable			85,000,000	84,000,000
Financial assets at fair value through other comprehensive income			184,000,000	168,000,000
Level 3 [member]
Disclosure of detailed information about financial instruments [Line Items]
Financial assets at fair value through other comprehensive income			184,000,000	168,000,000
Increase in financial assets at fair value through other comprehensive income			19,000,000
Fixed to Floating Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Total Fixed To Floating Interest Rate Swaps Notional Amount			635,000,000
Fixed to floating interest rate swaps notional amount		$ 410,000,000	225,000,000
Derivative instrument liability, Long-term portion			23,000,000	16,000,000
Cash collateral			25,000,000	7,000,000
Fair Value (loss) gain on swaps			$ (7,000,000)
5.85% Notes, due 2040 [member] | Fixed to Floating Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate			5.85%
Notional amount			$ 500,000,000
Maturity date			April 2040
Total Fixed To Floating Interest Rate Swaps Notional Amount			225,000,000
4.50% Notes, due 2043 [member] | Fixed to Floating Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate			4.50%
Notional amount			$ 119,000,000
Maturity date			May 2043
Total Fixed To Floating Interest Rate Swaps Notional Amount			80,000,000
5.65% Notes, due 2043 [member] | Fixed to Floating Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate			5.65%
Notional amount			$ 350,000,000
Maturity date			November 2043
Total Fixed To Floating Interest Rate Swaps Notional Amount			330,000,000
Commercial paper [member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings			$ 1,618,000,000	295,000,000
Commercial paper programs			$ 2,000,000,000
Amended Credit Facility Maturities In November 2030 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings				0	$ 0
Gross loan commitments				$ 2,000,000,000
Basis point adjustment to reference interest rate			92
Maximum credit facility agreement			$ 2,600,000,000
Additional commitment from lenders			600,000,000
Purchase price			$ 500,000,000
Amended Credit Facility Maturities In November 2030 [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			4.5
Amended Credit Facility Maturities In November 2030 [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			0.8
Amended Credit Facility Maturities In November 2030 [Member] | Scenario Forecast [member]
Disclosure of detailed information about financial instruments [Line Items]
Required ratio of net debt to ebitda			5
3.35% Notes due 2026 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings, interest rate	3.35%
Repayments of current borrowings	$ 500,000,000